================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                         Post-Effective Amendment No. 33                     [X]
                               (File No. 33-11165)

                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                                Amendment No. 72                             [X]
                               (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                             Elisabeth A. Dahl, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering     N/A
                                            ------------------------------------

It is proposed that this filing will become effective (check appropriate box)

      [ ]   immediately upon filing pursuant to paragraph (b)
      [X]   on November 23, 2007 pursuant to paragraph (b)
      [ ]   60 days after filing pursuant to paragraph (a)(1)
      [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 33 to this Registration Statement No. 33-11165 on Form N-6 does not supersede Post-Effective Amendment No. 32 to Registration Statement No. 33-11165 filed on or about April 27, 2007 on behalf of RiverSource(R) Variable Universal Life Insurance.

The purpose of this Post-Effective Amendment No. 33 is to supplement and incorporate changes to the prospectus for RiverSource(R) Variable Universal Life Insurance resulting from the addition of an asset allocation program and new investment options.

The prospectus related to Post-Effective Amendment No. 32 to Registration Statement No. 33-11165 filed on or about April 27, 2007 and declared effective May 1, 2007 is incorporated by reference into Part A of Post-Effective Amendment No. 33 to this Registration Statement.

The combined Statement of Additional Information relating to RiverSource Variable Life Separate Account filed electronically as Post-Effective Amendment No. 32 to Registration Statement No, 33-11165 on or about April 27, 2007 and declared effective May 1, 2007 is incorporated by reference into Part B of Post-Effective Amendment No. 33 to this Registration Statement.

================================================================================

                 PROSPECTUS SUPPLEMENT DATED NOVEMBER 23, 2007*


PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE            S-6194 AH (5/07)


THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON DECEMBER 10, 2007.

The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectus listed above. Please read it carefully and keep it with your variable life insurance policy prospectus.


THE "POLICY FEE" SECTION UNDER "CHARGES OTHER THAN OPERATING EXPENSES" IS REPLACED WITH THE FOLLOWING ON PG. 4 OF THE PROSPECTUS:



GUARANTEED: $7.50 per month.



CURRENT:



For policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or greater:



- $5.00 per month (previously $2.50 per month)



- $5.00 per month (previously $0 per month) for policies purchased in New Jersey



For all other policies:



- $7.50 per month



- $7.50 per month (previously $5 per month) for policies purchased in New
  Jersey.


THE "ANNUAL OPERATING EXPENSES OF THE FUNDS" SECTION ON PGS. 6 AND 7 OF PROSPECTUS IS REPLACED WITH THE FOLLOWING:

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.51%                         1.86%

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                ACQUIRED FUND                  GROSS TOTAL
                                        MANAGEMENT      12B-1        OTHER        FEES AND                        ANNUAL
                                           FEES         FEES       EXPENSES      EXPENSES**                      EXPENSES
 AIM V.I. Capital Appreciation Fund,       0.61%          --%        0.30%             --%               0.91%(1)
 Series I Shares
 AIM V.I. Capital Development Fund,        0.75           --         0.34            0.01                1.10(1),(2)
 Series I Shares
 AIM V.I. Core Equity Fund, Series I       0.61           --         0.28            0.02                0.91(1)
 Shares
 AIM V.I. Financial Services Fund,         0.75           --         0.37            0.01                1.13(1),(15)
 Series I Shares
 AIM V.I. International Growth Fund,       0.72         0.25         0.38            0.01                1.36(1),(15)
 Series II Shares



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------

S-6194-1 A (11/07)



* Destroy: May 1, 2008.

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                ACQUIRED FUND                  GROSS TOTAL
                                        MANAGEMENT      12B-1        OTHER        FEES AND                        ANNUAL
                                           FEES         FEES       EXPENSES      EXPENSES**                      EXPENSES
 AIM V.I. Technology Fund, Series I        0.75%          --%        0.37%             --%               1.12%(1),(15)
 Shares
 AllianceBernstein VPS Growth and          0.55         0.25         0.06              --                0.86(15)
 Income Portfolio (Class B)
 AllianceBernstein VPS International       0.75         0.25         0.10              --                1.10(15)
 Value Portfolio (Class B)
 AllianceBernstein VPS Large Cap           0.75         0.25         0.08              --                1.08(15)
 Growth Portfolio (Class B)
 American Century VP International,        1.23           --           --              --                1.23
 Class I
 American Century VP Value, Class I        0.93           --           --              --                0.93
 Calvert Variable Series, Inc. Social      0.70           --         0.21              --                0.91
 Balanced Portfolio
 Columbia High Yield Fund, Variable        0.55         0.25         0.32              --                1.12(3),(15)
 Series, Class B
 Credit Suisse Trust - Commodity           0.50         0.25         0.51              --                1.26(4),(15)
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core        0.75           --         0.59              --                1.34(4)
 Portfolio
 Credit Suisse Trust - Small Cap Core      0.88           --         0.23              --                1.11
 I Portfolio
 Eaton Vance VT Floating-Rate Income       0.57         0.25         0.37              --                1.19(15)
 Fund
 Evergreen VA Fundamental Large Cap        0.57         0.25         0.17            0.01                1.00(15)
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)             0.57         0.25         0.09              --                0.91(15)
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income           0.47         0.10         0.13              --                0.70
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio         0.57         0.10         0.11              --                0.78
 Service Class
 Fidelity(R) VIP Overseas Portfolio        0.72         0.10         0.16              --                0.98
 Service Class
 FTVIPT Franklin Global Real Estate        0.47         0.25         0.03              --                0.75(5)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value           0.51         0.25         0.17            0.03                0.96(6)
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities           0.60         0.25         0.21              --                1.06(15)
 Fund - Class 2
 FTVIPT Templeton Foreign Securities       0.63         0.25         0.15            0.03                1.06(6)
 Fund - Class 2
 Goldman Sachs VIT Mid Cap Value           0.80           --         0.07              --                0.87(7)
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small        0.75           --         0.24              --                0.99(7),(8)
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.         0.65           --         0.07              --                0.72(7)
 Equity Fund - Institutional Shares
 Janus Aspen Series Global Technology      0.64         0.25         0.19            0.02                1.10
 Portfolio: Service Shares
 Janus Aspen Series International          0.64         0.25         0.07              --                0.96
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap Growth       0.64         0.25         0.05              --                0.94(15)
 Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth         0.64         0.25         0.06              --                0.95
 Portfolio: Service Shares
 Lazard Retirement International           0.75         0.25         0.19              --                1.19
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock             0.75         0.25         0.12              --                1.12
 Series - Service Class
 MFS(R) New Discovery Series - Service     0.90         0.25         0.13              --                1.28
 Class
 MFS(R) Utilities Series - Service         0.75         0.25         0.11              --                1.11(15)
 Class
 Oppenheimer Global Securities             0.62         0.25         0.04              --                0.91(9),(15)
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap         0.72         0.25         0.03              --                1.00(9),(15)
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond Fund/VA,       0.62         0.25         0.02              --                0.89(9),(15)
 Service Shares
 PIMCO VIT All Asset Portfolio,            0.18         0.25         0.25            0.61                1.29(15)
 Advisor Share Class
 Putnam VT Health Sciences                 0.70         0.25         0.15              --                1.10(15)
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class IB      0.68         0.25         0.12            0.01                1.06(10)
 Shares
 Putnam VT International Equity            0.74         0.25         0.19              --                1.18(15)
 Fund - Class IB Shares
 Putnam VT International New               1.00         0.25         0.24              --                1.49(10)
 Opportunities Fund - Class IB Shares
 Putnam VT New Opportunities               0.62           --         0.09              --                0.71
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB           0.65         0.25         0.15              --                1.05
 Shares
 RiverSource(R) Variable                   0.56         0.13         0.15              --                0.84(11),(12)
 Portfolio - Balanced Fund
 RiverSource(R) Variable                   0.33         0.13         0.14              --                0.60(11)
 Portfolio - Cash Management Fund
 RiverSource(R) Variable                   0.48         0.13         0.32              --                0.93(11),(13),(15)
 Portfolio - Core Bond Fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                ACQUIRED FUND                  GROSS TOTAL
                                        MANAGEMENT      12B-1        OTHER        FEES AND                        ANNUAL
                                           FEES         FEES       EXPENSES      EXPENSES**                      EXPENSES
 RiverSource(R) Variable                   0.46%        0.13%        0.15%             --%               0.74%(11)
 Portfolio - Diversified Bond Fund
 RiverSource(R) Variable                   0.64         0.13         0.14              --                0.91(11),(12)
 Portfolio - Diversified Equity Income
 Fund
 RiverSource(R) Variable                   1.13         0.13         0.25              --                1.51(11),(12)
 Portfolio - Emerging Markets Fund
 RiverSource(R) Variable                   0.72         0.13         0.17              --                1.02(11),(12),(13),(15)
 Portfolio - Fundamental Value Fund
 RiverSource(R) Variable                   0.70         0.13         0.17              --                1.00(11)
 Portfolio - Global Bond Fund
 RiverSource(R) Variable                   0.44         0.13         0.15              --                0.72(11),(13),(15)
 Portfolio - Global Inflation
 Protected Securities Fund
 RiverSource(R) Variable                   0.71         0.13         0.17              --                1.01(11),(12)
 Portfolio - Growth Fund
 RiverSource(R) Variable                   0.59         0.13         0.16              --                0.88(11)
 Portfolio - High Yield Bond Fund
 RiverSource(R) Variable                   0.61         0.13         0.16              --                0.90(11),(13),(15)
 Portfolio - Income Opportunities Fund
 RiverSource(R) Variable                   0.76         0.13         0.19              --                1.08(11),(12)
 Portfolio - International Opportunity
 Fund
 RiverSource(R) Variable                   0.57         0.13         0.13              --                0.83(11),(12)
 Portfolio - Large Cap Equity Fund
 RiverSource(R) Variable                   0.60         0.13         0.50              --                1.23(11),(13),(15)
 Portfolio - Large Cap Value Fund
 RiverSource(R) Variable                   0.60         0.13         0.15              --                0.88(11),(12),(13)
 Portfolio - Mid Cap Growth Fund
 RiverSource(R) Variable                   0.72         0.13         0.22              --                1.07(11),(12),(13),(15)
 Portfolio - Mid Cap Value Fund
 RiverSource(R) Variable                   0.22         0.13         0.16              --                0.51(11),(13)
 Portfolio - S&P 500 Index Fund
 RiverSource(R) Variable                   0.72         0.13         0.37              --                1.22(11),(12),(13),(15)
 Portfolio - Select Value Fund
 RiverSource(R) Variable                   0.48         0.13         0.16              --                0.77(11)
 Portfolio - Short Duration U.S.
 Government Fund
 RiverSource(R) Variable                   0.72         0.13         0.23              --                1.08(11),(12)
 Portfolio - Small Cap Advantage Fund
 RiverSource(R) Variable                   1.00         0.13         0.19              --                1.32(11),(12),(13),(15)
 Portfolio - Small Cap Value Fund
 Royce Micro-Cap                           1.25           --         0.06              --                1.31
 Portfolio - Investment Class
 Third Avenue Value Portfolio              0.90           --         0.27              --                1.17
 Van Kampen Life Investment Trust          0.56         0.25         0.03              --                0.84(15)
 Comstock Portfolio, Class II Shares
 Van Kampen UIF Global Real Estate         0.85         0.35         0.66              --                1.86(14),(15)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth             0.75         0.35         0.31              --                1.41(14),(15)
 Portfolio, Class II Shares
 Wanger International Small Cap            0.91           --         0.10              --                1.01
 Wanger U.S. Smaller Companies             0.90           --         0.05              --                0.95
 Wells Fargo Advantage VT Opportunity      0.73         0.25         0.20              --                1.18(15)
 Fund
 Wells Fargo Advantage VT Small Cap        0.75         0.25         0.23              --                1.23(15)
 Growth Fund

  * The Funds provided the information on their expenses and we have not independently verified the information.
 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.
 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.09% for AIM V.I. Capital Development Fund, Series I Shares.
 (3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series, Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.
 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.21% for Credit Suisse Trust - Mid-Cap Core Portfolio.
 (5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.
 (6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.03% for FTVIPT Templeton Foreign Securities Fund - Class 2.
 (7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares, 0.114% of the Fund's average daily net assets for Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund -Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
 (8) The Investment Adviser has voluntarily agreed to waive a portion of its Management fee. After fee waivers and expense reimbursements net expenses would be 0.97% for Goldman Sachs VIT Structured Small Cap Equity
     Fund - Institutional Shares.
 (9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond/VA, Service Shares.
(10) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 1.00% for Putnam VT High Yield Fund - Class IB Shares and 1.40% for Putnam VT International New Opportunities Fund - Class IB Shares.
(11) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.
(12) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R) Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R) Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R) Variable Portfolio - International Opportunity Fund, 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(14) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.
(15) The funds are available under all policies effective Dec. 10, 2007.


THE FOLLOWING TWO PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER "THE VARIABLE ACCOUNT AND THE FUNDS" ON PGS 18 AND 19 OF THE PROSPECTUS:


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include allocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts" -- Portfolio Navigator Asset Allocation Program (PN Program)") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:


   - Compensating, training and educating sales representatives who sell policies.



   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.


   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

   - Subaccounting, transaction processing, recordkeeping and administration.


THE FOLLOWING FUNDS ARE ADDED TO THE FUND TABLE UNDER "THE VARIABLE ACCOUNT AND THE FUNDS" STARTING ON PG. 20 OF THE PROSPECTUS:


FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at       A I M Advisors, Inc.
Fund,                         least 80% of its net assets in the equity
Series I Shares               securities and equity-related instruments of
                              companies involved in the financial services
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. International        Long-term growth of capital. Invests primarily in  A I M Advisors, Inc.
Growth Fund,                  a diversified portfolio of international equity
Series II Shares              securities, whose issuers are considered to have
                              strong earnings momentum. The fund may invest up
                              to 20% of its total assets in security issuers
                              located in developing countries and in securities
                              exchangeable for or convertible into equity
                              securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.      A I M Advisors, Inc.
Series I Shares               Invests at least 80% of its net assets in equity
                              securities and equity-related instruments of
                              companies engaged in technology-related
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value of
                              securities of the companies in this sector.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily in  AllianceBernstein L.P.
and Income Portfolio (Class   the equity securities of domestic companies that
B)                            the Advisor deems to be undervalued.
AllianceBernstein VPS         Long-term growth of capital. Invests primarily in  AllianceBernstein L.P.
International Value           a diversified portfolio of equity securities of
Portfolio (Class B)           established companies selected from more than 40
                              industries and from more than 40 developed and
                              emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily in  AllianceBernstein L.P.
Cap Growth Portfolio (Class   equity securities of U.S. companies. Unlike most
B)                            equity funds, the Portfolio focuses on a
                              relatively small number of intensively researched
                              companies.

FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
Columbia High Yield Fund,     High level of current income with capital          Columbia Management Advisors, LLC
Variable Series, Class B      appreciation as a secondary objective when
                              consistent with the goal of high current income.
                              The Fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment
                              purposes) in high yielding corporate debt
                              securities, such as bonds, debentures and notes
                              that are rated below investment grade, or unrated
                              securities which the Fund's investment advisor
                              has determined to be of comparable quality. No
                              more than 10% of the Fund's total assets will
                              normally be invested in securities rated CCC or
                              lower by S&P or Caa or lower by Moody's.
Credit Suisse                 Total return. Invests in commodity-linked          Credit Suisse Asset Management, LLC
Trust - Commodity             derivative instruments backed by a portfolio of
Return Strategy Portfolio     short-maturity investment-grade fixed income
                              securities normally having an average duration of
                              one year or less.
Eaton Vance VT Floating-      High level of current income. Non-diversified      Eaton Vance Management
Rate Income Fund              mutual fund that normally invests primarily in
                              senior floating rate loans ("Senior Loans").
                              Senior Loans typically are of below investment
                              grade quality and have below investment grade
                              credit ratings, which ratings are associated with
                              having high risk, speculative characteristics.
                              Investments are actively managed, and may be
                              bought or sold on a daily basis (although loans
                              are generally held until repaid). The investment
                              adviser's staff monitors the credit quality of
                              the Fund holdings, as well as other investments
                              that are available. The Fund may invest up to 25%
                              of its total assets in foreign securities and may
                              engage in certain hedging transactions.
Evergreen VA Fundamental      Capital growth with the potential for current      Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of      Company, LLC
                              large U.S. companies whose market capitalizations
                              measured at time of purchase fall within the
                              market capitalization range of the companies
                              tracked by the Russell 1000(R) Index.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests   Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in securities  (FMR), investment manager; FMR U.K. and
Service Class 2               of companies whose value it believes is not fully  FMR Far East, sub- advisers.
                              recognized by the public. Invests in either
                              "growth" stocks or "value" stocks or both. The
                              fund invests in domestic and foreign issuers.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary   Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner            Janus Capital
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of large-sized
                              companies. Large-sized companies are those whose
                              market capitalization falls within the range of
                              companies in the Russell 1000(R) Index at the
                              time of purchase.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of     MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers in
                              the utilities industry.

FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
Oppenheimer Global            Long-term capital appreciation. Invests mainly in  OppenheimerFunds, Inc.
Securities Fund/VA, Service   common stocks of U.S. and foreign issuers that
Shares                        are "growth-type" companies, cyclical industries
                              and special situations that are considered to
                              have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common     OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived   OppenheimerFunds, Inc.
Fund/VA,                      from interest on debt securities. Invests mainly
Service Shares                in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with preservation   Pacific Investment Management Company
Portfolio, Advisor            of real capital and prudent investment management  LLC
Share Class                   period. The Portfolio seeks to achieve its
                              investment objective by investing under normal
                              circumstances substantially all of its assets in
                              Institutional Class shares of the PIMCO Funds, an
                              affiliated open-end investment company, except
                              the All Asset and All Asset All Authority Funds
                              ("Underlying Funds"). Though it is anticipated
                              that the Portfolio will not currently invest in
                              the European StockPLUS(R) TR Strategy, Far East
                              (ex-Japan) StocksPLUS(R) TR Strategy, Japanese
                              StocksPLUS(R) TR Strategy, StocksPLUS(R)
                              Municipal-Backed and StocksPLUS(R) TR Short
                              Strategy Funds, the Portfolio may invest in these
                              Funds in the future, without shareholder
                              approval, at the discretion of the Portfolio's
                              asset allocation sub-adviser.
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal    Putnam Investment Management, LLC
Fund - Class IB Shares        by investing mainly in common stocks of companies
                              in the health sciences industries, with a focus
                              on growth stocks. Under normal circumstances, the
                              fund invests at least 80% of its net assets in
                              securities of (a) companies that derive at least
                              50% of their assets, revenues or profits from the
                              pharmaceutical, health care services, applied
                              research and development and medical equipment
                              and supplies industries, or (b) companies Putnam
                              Management thinks have the potential for growth
                              as a result of their particular products,
                              technology, patents or other market advantages in
                              the health sciences industries.
Putnam VT International       Capital appreciation. The fund pursues its goal    Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of companies
Shares                        outside the United States that Putnam Management
                              believes have favorable investment potential.
                              Under normal circumstances, the fund invests at
                              least 80% of its net assets in equity
                              investments.

FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
RiverSource Variable          High total return through current income and       RiverSource Investments
Portfolio - Core Bond Fund    capital appreciation. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              Although the Fund is not an index fund, it
                              invests primarily in securities like those
                              included in the Lehman Brothers Aggregate Bond
                              Index ("the Index"), which are investment grade
                              and denominated in U.S. dollars. The Index
                              includes securities issued by the U.S.
                              government, corporate bonds, and mortgage- and
                              asset-backed securities. The Fund will not invest
                              in securities rated below investment grade,
                              although it may hold securities that have been
                              downgraded.
RiverSource Variable          Long-term capital growth. The Fund's assets are    RiverSource Investments, adviser; Davis
Portfolio - Fundamental       primarily invested in equity securities of U.S.    Selected Advisers, L.P., subadviser
Value Fund                    companies. Under normal market conditions, the
                              Fund's net assets will be invested primarily in
                              companies with market capitalizations of at least
                              $5 billion at the time of the Fund's investment.
RiverSource Variable          Total return that exceeds the rate of inflation    RiverSource Investments
Portfolio - Global            over the long- term. Non-diversified mutual fund
Inflation Protected           that, under normal market conditions, invests at
Securities Fund               least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or instrumentalities,
                              and corporations.
RiverSource Variable          High total return through current income and       RiverSource Investments
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions the Fund's assets are invested
                              primarily in income-producing debt securities
                              with an emphasis on the higher rated segment of
                              the high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B or
                              above, or unrated securities believed to be of
                              the same quality. If a security falls below a B
                              rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in foreign
                              investments.
RiverSource Variable          Long-term growth of capital. Under normal market   RiverSource Investments
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies with
                              a market capitalization greater than $5 billion.
                              The Fund may also invest in income-producing
                              equity securities and preferred stocks.
RiverSource Variable          Long-term growth of capital. Under normal          RiverSource Investments
Portfolio - Mid Cap           circumstances, the Fund invests at least 80% of
Value Fund                    its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies. Medium-
                              sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index.

FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
RiverSource Variable          Long-term growth of capital. Invests primarily in  RiverSource Investments, adviser;
Portfolio - Select            equity securities of mid cap companies as well as  Systematic Financial Management, L.P.
Value Fund                    companies with larger and smaller market           and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap        sub-advisers
                              companies to be either those with a market
                              capitalization of up to $10 billion or those
                              whose market capitalization falls within range of
                              the Russell 3000(R) Value Index.
RiverSource Variable          Long-term capital appreciation. Under normal       RiverSource Investments, adviser; River
Portfolio - Small Cap Value   market conditions, at least 80% of the Fund's net  Road Asset Management, LLC, Donald
Fund                          assets will be invested in small cap companies     Smith & Co., Inc., Franklin Portfolio
                              with market capitalization, at the time of         Associates LLC, Barrow, Hanley,
                              investment, of up to $2.5 billion or that fall     Mewhinney & Strauss, Inc. and Denver
                              within the range of the Russell 2000(R) Value      Investment Advisors LLC, subadvisers.
                              Index.
Van Kampen Life Investment    Capital growth and income through investments in   Van Kampen Asset Management
Trust Comstock                equity securities, including common stocks,
Portfolio,                    preferred stocks and securities convertible into
Class II Shares               common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests   Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in     Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the    adviser; Morgan Stanley Investment
                              world, including real estate operating companies,  Management Limited and Morgan Stanley
                              real estate investment trusts and foreign real     Investment Management Company,
                              estate companies.                                  sub-advisers
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in     Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid     Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests            Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of                adviser; Wells Capital Management
                              medium-capitalization companies, defined as those  Incorporated, sub-adviser.
                              within the range of market capitalizations of
                              companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests            Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of                adviser; Wells Capital Management
                              small-capitalization companies that we believe     Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase of
                              less than $2 billion.

THE FOLLOWING INFORMATION HAS BEEN REVISED UNDER "THE VARIABLE ACCOUNTS AND THE FUNDS" ON PG. 25 OF THE PROSPECTUS:



FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
RiverSource Variable          High current income, with capital growth as a      RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund will invest at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or if
                              unrated, determined to be of comparable quality.
                              Up to 25% of the Fund may be invested in high
                              yield debt instruments of foreign issuers.


THE FIRST PARAGRAPH UNDER "AUTOMATED TRANSFERS" ON PG. 36 OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").

THE FOLLOWING PARAGRAPH IS ADDED AS THE LAST PARAGRAPH UNDER "AUTOMATED DOLLAR-COST AVERAGING" ON PG. 37 OF THE PROSPECTUS:


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocated according to an updated version of your existing model portfolio ("Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.



THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE SECOND PARAGRAPH UNDER "ASSET REBALANCING" ON PG. 37 OF THE PROSPECTUS:


Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program").

THE FOLLOWING NEW SECTION IS ADDED AFTER THE "ASSET REBALANCING" SECTION ON PG. 37 OF THE PROSPECTUS:

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The PN Program allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.


You may elect to participate in the PN Program at any time at no additional charge. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at the time they enroll in the PN Program.

Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Portfolio Funds, we may have an incentive to identify RiverSource Variable Portfolio Funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.


We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial premium payment we accept;

- cancel required participation in the program after 30 days' written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

THE "POLICY ILLUSTRATIONS" SECTION ON PGS. 47-49 OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges;

- Cost of insurance charges;


- Death benefit guarantee charges;


- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:


- Current charges for policies purchased on or after November 20, 1997; and


- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables"), would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.


DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations assume that a premium of $2,500 is paid in full at the beginning of each policy year. Results would differ if:


- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

                                POLICIES PURCHASED ON OR AFTER NOVEMBER 20, 1997

--------------------------------------------------------------------------------
ILLUSTRATION


INITIAL SPECIFIED AMOUNT $200,000                          CURRENT COSTS ASSUMED


DEATH BENEFIT OPTION 1                                     ANNUAL PREMIUM $2,500

                                 MALE -- AGE 40

                                   NONSMOKER

--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                           POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%            6%            12%         0%           6%            12%
-----------------------------------------------------------------------------------------------------
   1       $  2,625      $200,000      $200,000      $  200,000   $ 1,801      $ 1,926      $   2,052
   2          5,381       200,000       200,000         200,000     3,547        3,910          4,290
   3          8,275       200,000       200,000         200,000     5,234        5,950          6,728
   4         11,314       200,000       200,000         200,000     6,864        8,049          9,388
   5         14,505       200,000       200,000         200,000     8,427       10,198         12,282
   6         17,855       200,000       200,000         200,000     9,925       12,400         15,434
   7         21,373       200,000       200,000         200,000    11,359       14,659         18,874
   8         25,066       200,000       200,000         200,000    12,725       16,972         22,627
   9         28,945       200,000       200,000         200,000    14,020       19,337         26,723
  10         33,017       200,000       200,000         200,000    15,246       21,759         31,199
  15         56,644       200,000       200,000         200,000    20,078       34,532         60,643
  20         86,798       200,000       200,000         200,000    22,032       47,927        107,212
  25        125,284       200,000       200,000         223,974    19,847       61,182        183,586
  30        174,402       200,000       200,000         355,172    10,366       72,344        306,183
  35        237,091            --       200,000         535,797        --       77,038        500,745
  40        317,099            --       200,000         853,232        --       64,981        812,602
  45        419,213            --       200,000       1,362,205        --        5,312      1,297,338
  50        549,538            --            --       2,138,470        --           --      2,036,638
  55        715,871            --            --       3,295,781        --           --      3,138,839
  60        928,157            --            --       4,939,993        --           --      4,891,083
-----------------------------------------------------------------------------------------------------


                CASH SURRENDER VALUE
END OF      ASSUMING HYPOTHETICAL GROSS
POLICY      ANNUAL INVESTMENT RETURN OF
YEAR      0%           6%            12%
------
   1    $   313      $   438      $      564
   2      1,883        2,246           2,625
   3      3,407        4,124           4,901
   4      4,875        6,060           7,399
   5      6,343        8,114          10,198
   6      8,258       10,733          13,767
   7     10,108       13,408          17,624
   8     11,891       16,138          21,794
   9     13,603       18,920          26,306
  10     15,246       21,759          31,199
  15     20,078       34,532          60,643
  20     22,032       47,927         107,212
  25     19,847       61,182         183,586
  30     10,366       72,344         306,183
  35         --       77,038         500,745
  40         --       64,981         812,602
  45         --        5,312       1,297,338
  50         --           --       2,036,638
  55         --           --       3,138,839
  60         --           --       4,891,083
------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
ILLUSTRATION


INITIAL SPECIFIED AMOUNT $200,000                       GUARANTEED COSTS ASSUMED


DEATH BENEFIT OPTION 1                                     ANNUAL PREMIUM $2,500

                                 MALE -- AGE 40

                                   NONSMOKER

--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                            POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%            6%            12%         0%           6%            12%
------------------------------------------------------------------------------------------------------
   1       $  2,625      $200,000      $200,000      $  200,000   $ 1,771      $ 1,896      $    2,020
   2          5,381       200,000       200,000         200,000     3,489        3,849           4,224
   3          8,275       200,000       200,000         200,000     5,131        5,839           6,607
   4         11,314       200,000       200,000         200,000     6,723        7,892           9,213
   5         14,505       200,000       200,000         200,000     8,243        9,987          12,041
   6         17,855       200,000       200,000         200,000     9,693       12,128          15,116
   7         21,373       200,000       200,000         200,000    11,075       14,318          18,465
   8         25,066       200,000       200,000         200,000    12,368       16,538          22,097
   9         28,945       200,000       200,000         200,000    13,597       18,812          26,065
  10         33,017       200,000       200,000         200,000    14,742       21,123          30,386
  15         56,644       200,000       200,000         200,000    18,948       33,019          58,551
  20         86,798       200,000       200,000         200,000    19,682       44,691         102,562
  25        125,284       200,000       200,000         212,938    14,963       54,517         174,539
  30        174,402       200,000       200,000         336,968       272       58,888         290,490
  35        237,091            --       200,000         507,024        --       50,213         473,854
  40        317,099            --       200,000         805,703        --        5,811         767,336
  45        419,213            --            --       1,281,038        --           --       1,220,036
  50        549,538            --            --       1,992,625        --           --       1,897,738
  55        715,871            --            --       3,018,702        --           --       2,874,954
  60        928,157            --            --       4,464,629        --           --       4,420,424
------------------------------------------------------------------------------------------------------


                CASH SURRENDER VALUE
END OF      ASSUMING HYPOTHETICAL GROSS
POLICY      ANNUAL INVESTMENT RETURN OF
YEAR      0%           6%            12%
------
   1    $   284      $   408      $      533
   2      1,825        2,185           2,560
   3      3,305        4,012           4,780
   4      4,734        5,902           7,223
   5      6,159        7,903           9,957
   6      8,026       10,461          13,448
   7      9,825       13,068          17,215
   8     11,535       15,704          21,263
   9     13,181       18,395          25,648
  10     14,742       21,123          30,386
  15     18,948       33,019          58,551
  20     19,682       44,691         102,562
  25     14,963       54,517         174,539
  30        272       58,888         290,490
  35         --       50,213         473,854
  40         --        5,811         767,336
  45         --           --       1,220,036
  50         --           --       1,897,738
  55         --           --       2,874,954
  60         --           --       4,420,424
------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


S-6194-1 A (11/07)

                          PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 filed electronically on or about April 26, 2006 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(b)       Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-11165 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(g)(1) Redacted copy of Automatic Agreement between IDS Life Insurance Company and Reinsurer, dated April 1, 1990 filed electronically as Exhibit (g)(1) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(2) Redacted copy of Addendum to the Automatic Reinsurance Agreement dated April 1, 1990 and identified as Number 649-1-0, between IDS Life Insurance Company and Reinsurer, effective May 1, 1991 filed electronically as Exhibit (g)(2) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(3) Redacted copy of Automatic Agreement between IDS Life Insurance Company and Reinsurer, dated April 1, 1990 filed electronically as Exhibit (g)(3) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(4) Redacted copy of Addendum to the Automatic Reinsurance Agreement dated April 1, 1990 and identified as Number 649-1-0, between IDS Life Insurance Company and Reinsurer, effective May 1, 1991 filed electronically as Exhibit (g)(4) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(5) Redacted copy of Addendum to the Automatic Reinsurance Agreement dated April 1, 1990 and identified as Number 649-2-0, between IDS Life Insurance Company and Reinsurer, effective May 1, 1992 filed electronically as Exhibit (g)(5) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(6) Redacted copy of Addendum to the Automatic Reinsurance Agreement dated April 1, 1990 and identified as Number 649-3-0, between IDS Life Insurance Company and Reinsurer, effective November 1, 1993 filed electronically as Exhibit (g)(6) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(7) Redacted copy of Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated August 29, 1990, and identified as document U81352 filed electronically as Exhibit (g)(7) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(8) Redacted copy of Automatic Reinsurance Agreement between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(8) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(9) Redacted copy of Amendment Number 5 to the Automatic Reinsurance Agreement dated April 1, 1990 between IDS Life Insurance Company and Reinsurer, effective August 1, 1994 filed electronically as Exhibit
          (g)(9) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(10) Redacted copy of Automatic Reinsurance Agreement between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit
          (g)(10) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(11) Redacted copy of Amendment Number 3 to the Automatic Reinsurance Agreement dated October 1, 1985 between IDS Life Insurance Company and Reinsurer, effective January 1, 1989 filed electronically as Exhibit
          (g)(11) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(12) Redacted copy of Amendment Number 2 to the Automatic Reinsurance Agreement dated October 1, 1985 between IDS Life Insurance Company and Reinsurer, effective June 17, 1987 filed electronically as Exhibit
          (g)(12) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(13) Redacted copy of Amendment Number 9 to the Automatic Reinsurance Agreement referred to as Number NA4428-90, dated April 1, 1990, made between IDS Life Insurance Company and Reinsurer, effective June 1, 2002 filed electronically as Exhibit (g)(13) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(g)(14) Redacted copy of Amendment Number 7 to the Automatic Reinsurance Agreement referred to as Number NA4428-90, dated April 1, 1990, made between IDS Life Insurance Company and Reinsurer, effective August 1, 1998 filed electronically as Exhibit (g)(14) to Post-Effective Amendment 31 to Registration No. 33-11165 is incorporated herein by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
          Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002, among Variable Insurance Products Funds, Fidelity Distributors Corporation and IDS Life Insurance Company filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 25 to Registration Statement No. 33-11165 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
          Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Amended and Restated Fund Participation Agreement dated October 16, 2006, by and among, American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(25) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69888 and is incorporated herein by reference.

(h)(15) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(18) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated Oct. 31, 2005 filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(19) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(20) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
          Exhibit 27(h)(23) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(i)       Not applicable

(j)       Not applicable

(k)       Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL is filed electronically herewith as Exhibit (m)(1).

(n) Consent of Independent Registered Public Accounting Firm for VUL dated November 19, 2007 is filed electronically herewith.

(o)       Not applicable.

(p)       Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated August 30, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 31 to Registration Statement
          No. 333-69777 is incorporated by reference.

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance
---------------------------------------------------------------------------
Company
-------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Mark Gorham                                            Illustration Actuary

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Bruce H. Saul                                          Assistant General Counsel and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Company at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 21st day of November, 2007.

                   RiverSource Variable Life Separate Account
                                  (Registrant)

                     By: RiverSource Life Insurance Company
                                   (Depositor)

                         By /s/  Timothy V. Bechtold*
                            ----------------------------------
                                 Timothy V. Bechtold
                                 President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 21st day of November, 2007.

/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------          (Chief executive officer)
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director
------------------------------------
     Arthur H. Berman

/s/  Brian J. McGrane*                        Director, Executive Vice President
------------------------------------          and Chief Financial Officer
     Brian J. McGrane                         (Principal Financial Officer)

/s/  Kevin E. Palmer*                         Director, Vice President and
------------------------------------          Chief Actuary
     Kevin E. Palmer

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated August 30, 2007 filed electronically as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 333-69777 is
     incorporated by reference, by:

/s/  Elisabeth A. Dahl
----------------------
     Elisabeth A. Dahl
     Assistant General Counsel
     and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 33 TO REGISTRATION STATEMENT NO.
33-11165

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

      Supplement for:

            RiverSource Variable Universal Life Insurance

      Prospectus for:

            RiverSource Variable Universal Life Insurance filed electronically as Part A to Post-Effective Amendment No. 32 to Registration No. 33-11165 filed on or about April 27, 2007 is incorporated by reference.

Part B.

      Combined Statement of Additional Information for RiverSource Variable Universal Life Insurance and Financial Statements for RiverSource Variable Life Separate Account filed electronically as Part B to Post-Effective Amendment No. 32 to Registration No. 33-11165 filed on or about April 27, 2007 is incorporated by reference.

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k)         Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1)      Calculations of Illustrations for VUL.

(n) Consent of Independent Registered Public Accounting Firm for VUL dated Nov. 19, 2007.